SHARE CAPITAL - Warrants (Details)	9 Months Ended
Sep. 30, 2021 shares
SHARE CAPITAL
Balance at Beginning of period (in shares)	3,665,006
Debenture, warrants issued (Note 4)	275,000
Balance at End of period (in shares)	3,940,006